Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

7.   Related Party Transactions

At various times the majority shareholder pays the Company's liabilities.  The payments were initially recorded as an unsecured, non- interest bearing debt due to the shareholder. However, the shareholder forgave the debt owed to him as of December, 31, 2016. The additional payments have been recorded as a contribution of capital since the shareholder does not have the intention of recovering the money.  The balance due to the shareholder was $0, and $0 as of June 30, 2018 and December 31, 2017, respectively.